6. NON-BINDING PRELIMINARY LETTER OF INTENT TO MERGE WITH S.W.T. IN CHINA	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 6. NON-BINDING PRELIMINARY LETTER OF INTENT TO MERGE WITH S.W.T. IN CHINA

In May 2011, the Company entered into a non-binding letter of intent with S.W.T., an established heavy equipment manufacturer in China providing for the merger of the two companies. The parties have verbally agreed to discontinue further action towards a merger transaction. Neither party incurred any costs to terminate this relationship.